Capital and financial risk management - Derivative Financial Instruments (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Capital and financial risk management
Reserve of net investment hedges, continuing hedges				£ 140	£ 0
Derivatives
Capital and financial risk management
Notional amount				8,219	3,850
Fair value, derivative assets				94	17
Fair value, derivative financial liabilities				206	19
Derivatives | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				3,446	1,996
Fair value, derivative assets				4	12
Fair value, derivative financial liabilities				183	1
Derivatives | Derivatives classified as held for trading
Capital and financial risk management
Notional amount				4,773	1,854
Fair value, derivative assets				90	5
Fair value, derivative financial liabilities				23	18
Non-current cross-currency interest rate swaps | Derivatives classified as held for trading
Capital and financial risk management
Notional amount				1,409
Fair value, derivative assets				41
Current foreign exchange contracts | Derivatives classified as held for trading
Capital and financial risk management
Notional amount				3,364	1,854
Fair value, derivative assets				49	5
Fair value, derivative financial liabilities				(23)	(18)
Cash flow hedges
Capital and financial risk management
Cash flows from termination of cash flow hedges	£ 206
Cash flow hedges | Non-current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount					1,996
Fair value, derivative assets					12
Fair value, derivative financial liabilities					(1)
Fair value hedges
Capital and financial risk management
Derivatives designated in hedging relationships					0
Fair value hedges | Non-current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				2,207
Fair value, derivative assets				2
Fair value, derivative financial liabilities				(139)
Net investment hedges
Capital and financial risk management
Derivatives designated in hedging relationships					0
Net investment hedges | Non-current cross-currency interest rate swaps | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				910
Fair value, derivative assets				1
Fair value, derivative financial liabilities				(36)
Net investment hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				329
Fair value, derivative assets				1
Fair value, derivative financial liabilities				(8)
Net investment hedges | Euro bonds | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Bonds				£ 1,526	0
Interest rate swap contracts | Fair value hedges
Capital and financial risk management
Bonds converted		€ 850	$ 1,750
Interest rate swap contracts | Fair value hedges | Bonds that were converted from fixed to floating interest rates and related swaps
Capital and financial risk management
Derivatives designated in hedging relationships					£ 0
Foreign exchange contracts and cross currency interest rate swaps | Net investment hedges
Capital and financial risk management
Derivatives designated in hedging relationships | €						€ 0